Offerings - Offering: 1	May 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	16,209,007
Proposed Maximum Offering Price per Unit	58.46
Maximum Aggregate Offering Price	$ 947,578,549.22
Fee Rate	0.01531%
Amount of Registration Fee	$ 145,074.28
Offering Note	Note 1.a - This Registration Statement on Form S-8 (this Registration Statement) covers (i) 15,245,169 shares of the Registrant's common stock, $0.001 par value per share (Common Stock), to be issued pursuant to the Centene Corporation 2025 Stock Incentive Plan (the 2025 Incentive Plan), which includes 253,104 shares that have been forfeited or withheld for the satisfaction of tax liabilities (other than in respect of stock options and stock appreciation rights) under the Centene Corporation 2012 Stock Incentive Plan, the Magellan Health, Inc. 2016 Management Incentive Plan and Magellan Health Services, Inc. 2011 Management Incentive Plan since March 15, 2025, and (ii) 963,838 shares of Common Stock issuable under the Company's Non-Employee Directors Deferred Compensation Plan (the Directors Deferred Plan, together with the 2025 Incentive Plan, the Plans), representing 194,499 deferred restricted stock units currently outstanding and 769,339 shares remaining available for future issuance. Note 1.b - The Proposed Maximum Offering Price Per Unit is estimated solely for the purpose of determining the registration fee in accordance with Rule 457(c) and 457(h) under the Securities Act. The aggregate offering price is the average of the high and low sale prices of the Registrant's Common Stock as reported on the New York Stock Exchange on May 15, 2025. Note 1.c - The Amount of Registration Fee is rounded up to the nearest penny.